AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

December 04, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

CERTAMX
001-07182

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Merrill Lynch & Co., Inc. (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

9% Callable STock Return Income DEbt Securities℠ due December 4, 2009 payable on the maturity date with Exxon Mobile Corporation common stock

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman